Initial Public Offering (Details) - Schedule of common stock reflected on the balance sheet - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of common stock reflected on the balance sheet [Abstract]
Gross proceeds		$ 115,000,000
Less:
Proceeds allocated to Public Warrants		(9,917,024)
Proceeds allocated to Public Rights		(8,744,042)
Offering costs of Public Shares		(6,901,405)
Plus:
Accretion of carrying value to redemption value	$ 1,322,195	29,388,057
Class A Common stock subject to possible redemption	55,514,396	117,361,652
Plus:
Accretion of carrying value to redemption value	1,322,195	29,388,057
Redeemed common stock payable to public stockholders	$ (63,169,451)	$ (94,875,000)